INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

For the fiscal years ended March 31, 2025, 2024 and 2023, the components of the loss before income taxes are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Cayman	$(259,757)	$(37,875)	$9,507
Hong Kong subsidiaries	(2,601,792)	(2,723,499)	(1,918,483)
USA subsidiary	(514,861)	(2,137,632)	(2,354,255)
	$(3,376,410)	$(4,899,006)	$(4,263,231)

SCHEDULE OF INCOME TAX EXPENSES

For the fiscal years ended March 31, 2025, 2024 and 2023, income tax expenses consist of the following:

For the Years Ended March 31,
	2025	2024	2023
Current income expenses	$-	$-	$-
Deferred income tax expenses	-	-	-
	$-	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the difference between the expected income tax expense computed at applicable statutory income tax rates and the Company’s income tax expenses is shown in the following table:

	For the Years Ended March 31,
	2025	2024	2023
Loss before income tax expenses	$(3,376,410)	$(4,899,006)	$(4,263,231)

Income tax computed at statutory income tax rate (a)	(557,108)	(808,336)	$(703,433)
Effect of preferential tax benefits	-	-	158,231
Effect of differences in income tax rates in other jurisdictions	14,019	(93,292)	(107,510)
Effect of prior year true up	(333,234)	-	-
Effect of change in valuation allowance	876,323	901,628	652,712
	$-	$-	$-

(a)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets as of March 31, 2025 and 2024 consist of the following:

	As of March 31,
	2025	2024

Net operating losses carryforwards	$3,569,742	$2,689,073
Excess research and development expenses	85,866	90,212
Less: allowance on deferred tax assets	(3,655,608)	(2,779,285)
	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

The movement of valuation allowance is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$2,779,285	$1,877,657
Current year addition	876,323	901,628
Balance at end of the year	$3,655,608	$2,779,285